Inventory - Disclosure of inventories (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Classes of current inventories [abstract]
Parts	$ 4,307,870	$ 3,855,668
Work in Progress	13,090,133	14,341,949
Finished Goods	10,769,067	13,813,014
Total	$ 28,167,070	$ 32,010,631